Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
In January 2023, the Company made a $250,000 investment for a 10% equity interest in a battery materials company, which includes a seat on its board, and participation rights in future funding rounds.
In February 2023, the Company learned that a complaint the State of New York brought against Vayu in 2019 (prior to the Company’s ownership of Vayu) seeking a refund for two returned airframes, a case which had originally been dismissed for lack of jurisdiction, had become revived by virtue of New York’s highest court ruling (State of New York v Vayu, APL-2021-00148) that the State’s long arm statute applied to the 2016 transaction between Vayu and the State University of New York at Stonybrook. Total damages sought by the State of New York are less than $100,000, including interest and costs. The company is currently considering its options for reaching a settlement with the State of New York, and for the possibility of seeking redress from the previous owners of Vayu.
In April 2023, a certain investor converted 1.3 million shares of Class B common stock and 1 share of Class B preferred stock for 1,300,001 shares of Class A common stock.
Note 9 – Subsequent Events
In July 2023, Vayu received its first purchase order from All American Contracting for ten G1 MKIII Fixed Wing unmanned aerial vehicles ("UAVs") for $5.25 million with delivery expected to occur in Q4 2023 or Q1 2024. The purchase order requires a 10% down payment, with final payment to be sent prior to taking delivery.
In July 2023, Morris entered into an Amended Forbearance agreement extending the forbearance period until August 31, 2023.
On July 31, 2023, the Company and Mr. Martin agreed to a settlement agreement whereby Mr. Martin will receive the following: $100,000 payable on or before August 3, 2023; 250,000 shares issued immediately; $2,000,000 payable on or before October 31, 2023 and a $1,800,000 note payable with monthly payments of $75,000 beginning on December 1, 2023 with a final payment of $900,000 payable on or before December 1, 2024. The $100,000 payment and the 250,000 shares have been paid and issued by the Company.
On August 4, 2023, the Company filed a Registration Statement on Form S-1 with the Securities and Exchange Commission ("SEC") relating to a proposed offering of our Class A common stock. The number of shares of Class A common stock to be offered and the price for the proposed offering will be determined at the time of pricing and may be at a discount to the then current market price. The offering is subject to market conditions, and the proceeds will be utilized for general corporate purposes, working capital, research and development, and repayment of certain outstanding debt.